Revolving credit facility	12 Months Ended
Dec. 31, 2021
Revolving credit facility
Revolving credit facility
8.	Revolving credit facility

On November 29, 2019, the Company entered into a US$5,000,000 unsecured revolving credit facility (the “A10 Credit Facility”) with A10 Serviços Especializados de Avaliação de Empresas Ltda (”A10 Advisory”) (a related party – note 12). The A10 Credit Facility bore interest at 11% per annum, calculated in US Dollars from the day funds were drawn. The A10 Credit Facility was subject to a commitment and disbursement fee of 0.65% and a due diligence fee of 0.65% of the committed amount, which was offset against any interest payable on funds drawn. This credit facility had a one-year term, due on November 29, 2020 which was to be the repayment date for all funds drawn. Each draw on the A10 Credit Facility was subject to A10 Advisory approval.

On November 28, 2020 and on May 29, 2021 A10 Advisory agreed to extend the maturity date by six and three months respectively, without any penalties or additional charges.

During 2021, the Company repaid the amounts owing on the A10 Credit Facility of $2,755,906 (including interest).

December 31,	2021	2020
Principal (a)	$—	$2,454,882
Accrued interests and fees (b)	—	228,998
Total credit facility liability	$—	$2,683,880

(a) The amount in contractual currency was US$ nil (December 31, 2020 - US$1,925,700)

(b) The amount in contractual currency was US$ nil (December 31, 2020 – US$179,634)